GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $
GOODWILL AND INTANGIBLE ASSETS, NET
Balance at beginning of the year, net	$ 7,818,125	$ 9,836,661
Effect of change in foreign exchange rate	1,199,294	(2,018,536)
Balance at end of the year, net	$ 9,017,419	$ 7,818,125
Market representative rate | $ / $	4,409.15	3,822.05	4,810.2	3,981.16